Refinancing and restructuring operations - Disclosure Of Detailed Information About The Financial Assets for Which Loss Allowance Has Changed To 12-Month ECL Measurement (Details) - ARS ($)
$ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount of financial assets post modification	$ 135,130	$ 199,857
Expected credit loss on financial assets post modification	920	1,031
Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount of financial assets post modification	621,683	1,143,062
Expected credit loss on financial assets post modification	$ 15,843	$ 53,892